Other assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other assets
30	Other assets

	Software RMB million	Leasehold improvements RMB million	Others RMB million (Note)	Total RMB million
At January 1, 2020	482	251	1,246	1,979
Additions	70	46	804	920
Transferred from construction in progress	277	79	—	356
Amortisation for the year	(221)	(92)	(65)	(378)

At December 31, 202 0	608	284	1,985	2,877

At January 1, 202 1	608	284	1,985	2,877
Additions	83	43	253	379
Transferred from construction in progress	474	28	—	502
Disposal	—	(7)	(4)	(11)
Amortisation for the year	(330)	(105)	(83)	(518)
Provision for impairment losses	—	(18)	—	(18)

At December 31, 2021	835	225	2,151	3,211

Note:	As at December 31, 2021, the amounts include prepayments of RMB 1,302 million made to related parties for acquisition of long-term assets (December 31, 2020: RMB1,222 million) ( Notes 42(b)&50(c)).